LOAN (Tables)	12 Months Ended
Dec. 31, 2017
LONG TERM LOAN
Schedule of Short-term Debt
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Bank loan	29,311	9,960	1,531

Contractual Obligation, Fiscal Year Maturity Schedule
	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Long-term bank loan	-	209,598	32,215
Long-term other borrowing	-	34,622	5,321

Less: current portion	-	(32,642)	(5,017)

Total	-	211,578	32,519